As filed with the Securities and Exchange Commission on March 31, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21421

            NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
            --------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
            Neuberger Berman Real Estate Securities Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                       NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc.
---------------------------------------------------------------

                                                MARKET VALUE+        NUMBER OF SHARES                                MARKET VALUE+
                                              ($000's omitted)                                                    ($000's omitted)

                                                                           430,529 EastGroup Properties                   20,330
                                                                           546,800 First Industrial Realty Trust          21,363
                                                                                                                    ------------
COMMON STOCKS (102.8%)                                                                                                    41,693

APARTMENTS (14.2%)
      260,800 Amli Residential Properties
               Trust                               9,879             LODGING (2.6%)
      591,100 Apartment Investment &                                       355,000 Hospitality Properties Trust           15,219
               Management                         25,134
      270,800 Archstone-Smith Trust               12,690             OFFICE (30.0%)
      175,000 BNP Residential Properties           2,853                   366,400 Arden Realty                           16,550
      110,000 Camden Property Trust                7,161                   502,813 Brandywine Realty Trust                15,814
      448,900 Education Realty Trust               5,849                   360,000 CarrAmerica Realty                     13,248
       49,400 Home Properties                      2,266                   695,000 Equity Office Properties Trust         22,115
      172,400 Mid-America Apartment                                        450,200 Glenborough Realty Trust                8,860
               Communities                         8,801                   556,700 Highwoods Properties                   17,558
       93,200 Post Properties                      3,792                 2,485,500 HRPT Properties Trust                  26,669
      160,900 Town & Country Trust                 5,961 (ss)              139,400 Kilroy Realty                           9,422
                                                ---------                   41,800 Mack-Cali Realty                        1,869
                                                  84,386                   622,000 Maguire Properties                     21,024
                                                                           604,600 Newkirk Realty Trust                    9,486
COMMERCIAL SERVICES (3.3%)                                                 390,100 Reckson Associates Realty              15,577
      252,900 Capital Trust                        7,840                                                            ------------
      202,900 Deerfield Triarc Capital             2,666                                                                 178,192
      355,300 Gramercy Capital                     9,359
                                                --------
                                                  19,865             OFFICE - INDUSTRIAL (3.3%)
                                                                           420,800 Bedford Property Investors              9,762
COMMUNITY CENTERS (5.9%)                                                   215,000 Liberty Property Trust                  9,731
      146,200 Cedar Shopping Centers               2,162                                                            ------------
      709,000 Heritage Property Investment                                                                                19,493
               Trust                              25,170
      174,400 New Plan Excel Realty Trust          4,299             REGIONAL MALLS (5.6%)
      117,400 Tanger Factory Outlet Centers        3,699 (oo)              738,300 Glimcher Realty Trust                  20,185
                                                --------                    36,100 Macerich Co.                            2,620
                                                  35,330                   258,900 Pennsylvania REIT                      10,527
                                                                                                                   -------------
                                                                                                                          33,332

DIVERSIFIED (14.3%)
      629,000 Colonial Properties Trust           29,072             SELF STORAGE (2.6%)
    1,152,000 Crescent Real Estate Equities       24,411                   127,000 Extra Space Storage                     1,950
      672,600 iStar Financial                     24,140                   267,700 Sovran Self Storage                    13,259
      143,300 Lexington Corporate Properties                                                                        ------------
               Trust                               3,181 (ss)                                                             15,209
      352,300 Spirit Finance                       4,242
                                                --------             TOTAL COMMON STOCKS
                                                  85,046             (COST $494,457)                                     610,736
                                                                                                                    ------------
FREESTANDING (1.9%)
      479,000 Commercial Net Lease Realty         10,983 (ss)
                                                                     PREFERRED STOCKS (35.3%)
HEALTH CARE (12.1%)
      497,800 Health Care Property Investors      13,814             APARTMENTS (1.7%)
      231,700 Health Care REIT                     8,617 (ss)              190,000 Apartment Investment &
      118,600 Healthcare Realty Trust              4,156                            Management, Ser. U                     4,740
       66,700 LTC Properties                       1,505                   200,000 Associated Estates Realty,
    1,033,500 Nationwide Health Properties        23,636 (ss)                       Ser. B                                 5,050
    1,545,400 OMEGA Healthcare Investors          20,260                                                            ------------
                                                --------                                                                   9,790
                                                  71,988              COMMUNITY CENTERS (0.6%)
INDUSTRIAL (7.0%)                                                          600,000 Cedar Shopping Centers, Ser. A          1,611

SEE NOTES TO SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc. cont'd
----------------------------------------------------------------------


NUMBER OF SHARES                                MARKET VALUE+        NUMBER OF SHARES                                MARKET VALUE+
                                             ($000's omitted)                                                     ($000's omitted)

        70,000 Saul Centers, Ser. A                 1,800                                                                  4,123
                                                ---------
                                                    3,411
                                                                     REGIONAL MALLS (3.7%)
DIVERSIFIED (5.7%)                                                         132,800 Eagle Hospitality Properties
        32,400 Colonial Properties Trust,                                           Trust, Ser. A                          3,347
                Ser. E                                796                   50,000 Glimcher Realty Trust, Ser. F           1,288
       160,000 Cousins Properties, Ser. B           4,048                  425,000 Glimcher Realty Trust, Ser. G          10,701
       430,000 Crescent Real Estate Equities,                               78,400 Taubman Centers, Ser. G                 1,984
                Ser. A                              9,099                  191,600 Taubman Centers, Ser. H                 4,847
       200,000 iStar Financial, Ser. G              4,982                                                           ------------
       600,000 iStar Financial, Ser. I             15,138                                                                 22,167
                                                ---------
                                                   34,063            SELF STORAGE (0.3%)
                                                                            75,000 Shurgard Storage Centers, Ser.
                                                                                    D                                      1,906
HEALTH CARE (4.4%)                                 10,571
       417,000 LTC Properties, Ser. F                                SPECIALTY (1.0%)
       600,000 OMEGA Healthcare Investors,         15,564                  240,000 Capital Automotive REIT, Ser.
                Ser. D                          ---------                           A                                      6,000
                                                   26,135

                                                                     TOTAL PREFERRED STOCKS
LODGING (8.9%)                                                       (COST $210,845)                                     209,566
       165,000 Ashford Hospitality Trust,                                                                           ------------
                Ser. A                              4,273
        54,600 Equity Ins Ser. B                    1,406            PRINCIPAL AMOUNT
       327,700 Felcor Lodging Trust, Ser. C         8,143
        80,900 Hersha Hospitality Trust, Ser.                        REPURCHASE AGREEMENTS (0.8%)
                A                                   2,023
        42,200 Host Marriott, Ser. E                1,126                5,000,000  Banc of America Securities,
       780,000 Innkeepers USA Trust, Ser. C        19,422                           LLC, Repurchase Agreement,
       140,000 LaSalle Hotel Properties, Ser.                                       4.46%, due 2/10/06, dated 1/31/06,
                D                                   3,325                           Maturity Value $5,000,619,
        50,000 Strategic Hotel Capital, Ser.                                        Collaterized by $5,100,001
                A                                   1,288 **                        Freddie Mac, 5.50%, due 4/1/35
       480,000 Winston Hotels, Ser. B              11,880                           (Collateral Value $5,076,505)
                                                ---------                           (COST $5,000)                          5,000 #
                                                   52,886                                                           ------------

                                                                    NUMBER OF SHARES
MANUFACTURED HOMES (2.0%)                                           SHORT-TERM INVESTMENTS (9.5%)
      600,000 Affordable Residential
              Communities, Ser. A                  11,790               43,663,401 Neuberger Berman Securities
                                                                                    Lending Quality Fund, LLC             43,663 ++
OFFICE (6.3%)                                                           12,742,404 Neuberger Berman Prime Money
      100,000 Brandywine Realty Trust, Ser.                                         Fund Trust Class                      12,742 @
               C                                    2,525                                                           ------------
       80,000 Brandywine Realty Trust, Ser.                         TOTAL SHORT-TERM INVESTMENTS
               D                                    2,000           (COST $56,406)                                        56,405 #
       90,000 Corporate Office Properties                                                                           ------------
               Trust, Ser. H                        2,255
        6,000 Highwoods Properties, Ser. A          6,566
      840,000 Maguire Properties, Ser. A           20,916           TOTAL INVESTMENTS (148.4%)
      100,000 SL Green Realty, Ser. C               2,527           (COST $766,708)                                      881,707 ##
       20,000 SL Green Realty, Ser. D                 506           Liabilities, less cash, receivables
                                                ---------              and other assets [(7.2%)]                        (42,697) @@
                                                   37,295           Liquidation Value of Auction Market
                                                                       Preferred Shares [(41.2%)]                      (245,000)
                                                                                                                    ------------

                                                                    TOTAL NET ASSETS APPLICABLE TO COMMON
OFFICE - INDUSTRIAL (0.7%)                                          SHAREHOLDERS (100.0%)                              $594,010
       70,000 Digital Realty Trust, Ser. A          1,797
       60,800 Digital Realty Trust, Ser. B          1,502
       32,000 PS Business Parks, Ser. K               824
                                                ---------

                                   NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

+ Investments in equity securities by Neuberger Berman Real Estate Securities Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At January 31, 2006, the cost of investments for U.S. Federal income tax purposes was $766,708,000. Gross unrealized appreciation of investments was $124,147,000 and gross unrealized depreciation of investments was $9,148,000, resulting in net unrealized appreciation of $114,999,000, based on cost for U.S. Federal income tax purposes.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(ss) All or a portion of this security is on loan.

++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the adviser to be liquid. At January 31, 2006, these securities amounted to $1,287,500 or 0.2% of net assets applicable to common shareholders.

(oo) All or a portion of this security is segregated as collateral for interest rate swap contracts.

NOTES TO SCHEDULE OF INVESTMENTS cont'd
---------------------------------------

@@ At January 31, 2006, the Fund had outstanding interest rate swap contracts as follows:


                                                          RATE TYPE
                                                     -------------------
                                                      FIXED-    VARIABLE-
                                                       RATE     PAYMENTS     ACCRUED
      SWAP                                           PAYMENTS   RECEIVED   NET INTEREST     UNREALIZED
      COUNTER           NOTIONAL  TERMINATION        MADE BY      BY THE    RECEIVABLE    APPRECIATION       TOTAL
      PARTY             AMOUNT           DATE         THE FUND    FUND(1)   (PAYABLE)    (DEPRECIATION)  FAIR VALUE

      Merrill Lynch  $100,000,000  February 23, 2008   3.035%     4.51%      $36,875     $3,545,006     $3,581,881
      Merrill Lynch   $85,000,000  February 23, 2009   3.387%     4.51%       23,864      3,483,300      3,507,164
                                                                              ------      ---------      ---------
                                                                             $60,739     $7,028,306     $7,089,045

      (1) 30 day LIBOR (London Interbank Offered Rate)




For more information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Securities Income Fund Inc.


By: /s/ Peter E. Sundman
   ------------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: March 30, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
   ------------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: March 30, 2006


By:  /s/ John M. McGovern
   ------------------------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: March 30, 2006